advance billings and customer deposits - Reconciliation of contract liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
advance billings and customer deposits
Gross contract liabilities	$ 718	$ 718
Reclassification to contract assets for contracts with contract liabilities less than contract assets	(166)	(154)
Reclassification from contract assets for contracts with contract assets less than contract liabilities	(7)	(3)
Current contract liabilities	$ 545	$ 561